Note 7 - Stock-based Compensation	6 Months Ended
Sep. 30, 2018
Notes to Financial Statements
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
NOTE
7.
STOCK-BASED COMPENSATION

     Stock-based compensation expense was
$93,360
for the
second
quarter and
first
six
months of fiscal
2019,
and
$40,920
for the
second
quarter and
first
six
months of fiscal
2018.
Stock-based compensation expenses for the quarters and
six
months ended
September
30,
2018
and
2017
were due to the automatic issuance to our non-employee directors of options to purchase
1,000
shares of stock on their reelection to our Board. We calculate the share-based compensation expense using the Black-Scholes standard option-pricing model. The increase in stock-based compensation expense for fiscal
2019
compared to fiscal
2018
was due to an increase in the model valuation for the same number of options to purchase shares.